Foreign Activities (Schedule Of Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 4,036,532	[1],[2]	¥ 4,244,966	[1]	¥ 5,227,277	[1]
Total expense	3,186,590	[3]	3,423,154	[3]	3,930,253	[3]
Income (loss) before income tax expense (benefit)	849,942		821,812		1,297,024
Net income (loss) attributable to Mitsubishi UFJ Financial Group	416,231		452,645		868,662
Total assets at end of fiscal year	215,202,514		202,850,243		200,081,462
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	2,936,875	[1],[2]	2,969,012	[1]	3,604,965	[1]
Total expense	2,438,729	[3]	2,782,950	[3]	3,065,026	[3]
Income (loss) before income tax expense (benefit)	498,146		186,062		539,939
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334		(103,003)		189,751
Total assets at end of fiscal year	148,702,461		145,778,973		149,023,436
Foreign, United States Of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	192,775	[1],[2]	431,095	[1]	619,303	[1]
Total expense	284,557	[3]	266,549	[3]	396,009	[3]
Income (loss) before income tax expense (benefit)	(91,782)		164,546		223,294
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(119,829)		162,687		201,813
Total assets at end of fiscal year	28,457,027		23,470,398		21,621,462
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	290,482	[1],[2]	238,658	[1]	355,005	[1]
Total expense	151,077	[3]	130,533	[3]	130,576	[3]
Income (loss) before income tax expense (benefit)	139,405		108,125		224,429
Net income (loss) attributable to Mitsubishi UFJ Financial Group	113,593		90,032		199,093
Total assets at end of fiscal year	18,620,484		17,044,207		15,804,022
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	450,651	[1],[2]	470,868	[1]	482,588	[1]
Total expense	223,253	[3]	238,735	[3]	209,560	[3]
Income (loss) before income tax expense (benefit)	227,398		232,133		273,028
Net income (loss) attributable to Mitsubishi UFJ Financial Group	192,753		193,422		241,445
Total assets at end of fiscal year	12,410,540		10,908,164		8,421,156
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	165,749	[1],[2],[4]	135,333	[1],[4]	165,416	[1],[4]
Total expense	88,974	[3],[4]	4,387	[3],[4]	129,082	[3],[4]
Income (loss) before income tax expense (benefit)	76,775	[4]	130,946	[4]	36,334	[4]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	66,380	[4]	109,507	[4]	36,560	[4]
Total assets at end of fiscal year	¥ 7,012,002	[4]	¥ 5,648,501	[4]	¥ 5,211,386	[4]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.
[3]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[4]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.